Significant Accounting Policies (Narrative) (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Allowance for credit losses				$ 35,639		$ 46,447
Allowance for credit losses of promissory note receivable			$ 455,110	344,737
Impairment of promissory note receivable					$ 297,883	223,919
Share issuance costs				$ 2,948,718		$ 463,411
Incremental borrowing rate			8.00%	8.00%
Diesel and Electric buses
Significant Accounting Policies [Line Items]
Description of estimated lives, property, plant and equipment	12 years	7 years	12 years, straight line method	12 years, straight line method
Reduction in depreciation expense due to change in estimated useful life							19,537
Carrying value of leased asset using an estimated useful life of 12 years							622,833
Carrying value of leased asset with an estimated life of 7 years							$ 603,296